Reconciliation of Financial Statements to Form 5500 - Schedule of Reconciliation of Benefit and Withdrawal Payments (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefit and withdrawal payments per financial statement	$ 7,784,471
Less: deemed distribution at December 31, 2024	(22,195)
Benefit payments and corrective distributions per Form 5500	$ 7,762,276